Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Current tax:
Total current tax	£ 676	£ 1,187	£ 1,663	£ 3,214
Deferred tax:
Income tax credit	685	1,194	1,679	3,226
U.K. [member]
Current tax:
In respect of current period	882	1,188	1,870	3,215
In respect of prior period	(206)		(206)
U.S. [member]
Current tax:
In respect of current period		(1)	(1)	(1)
Deferred tax:
In respect of current period	£ 9	£ 7	17	£ 12
In respect of prior period			£ (1)